MS P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE PROSPECTUS DATED MAY 1, 2014

 OF

Franklin Mutual Series Funds

(Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

The Prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund names as follows:

Franklin Mutual Series Funds

Franklin Mutual Beacon Fund (formerly, Mutual Beacon Fund)

Franklin Mutual European Fund (formerly, Mutual European Fund)

Franklin Mutual Financial Services Fund (formerly, Mutual Financial Services Fund)

Franklin Mutual Global Discovery Fund (formerly, Mutual Global Discovery Fund)

Franklin Mutual International Fund (formerly, Mutual International Fund)

Franklin Mutual Quest Fund (formerly, Mutual Quest Fund)

Franklin Mutual Shares Fund (formerly, Mutual Shares Fund)

Please keep this supplement with your prospectus for future reference.